Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
C000238767
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	6.92%	12.65%
C000238769
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charge
Average Annual Return, Percent	10.46%	11.79%
C000238768
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000238766
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000238767
Average Annual Return [Line Items]
Average Annual Return, Percent	12.30%	12.65%
Without Sales Load [Member] | C000238769
Average Annual Return [Line Items]
Average Annual Return, Percent	11.46%	11.79%
Without Sales Load [Member] | C000238768
Average Annual Return [Line Items]
Average Annual Return, Percent	12.54%	12.92%
Without Sales Load [Member] | C000238766
Average Annual Return [Line Items]
Average Annual Return, Percent	12.55%	12.93%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	17.81%	20.19%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	17.81%	20.19%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	17.81%	20.19%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	17.81%	20.19%